Expense Example	Aug. 31, 2025 USD ($)
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,072
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,189
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,419
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,377
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,438
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,663
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,385
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,422
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,634
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,654
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,398
Expense Example, with Redemption, 10 Years	2,478
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	2,772
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,821
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,209
Emerald Insights Fund | Emerald Insights Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	606
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,387
Expense Example, with Redemption, 10 Years	2,509
Emerald Insights Fund | Emerald Insights Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	1,289
Expense Example, with Redemption, 10 Years	2,803
Emerald Insights Fund | Emerald Insights Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,811
Emerald Insights Fund | Emerald Insights Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	2,188
Emerald Growth Fund | Emerald Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	574
Expense Example, with Redemption, 3 Years	788
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	1,683
Emerald Growth Fund | Emerald Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	2,004
Emerald Growth Fund | Emerald Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	987
Emerald Growth Fund | Emerald Growth Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	$ 1,394